[LETTERHEAD OF WACHTELL, LIPTON, ROSEN & KATZ]

January 11, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	ConocoPhillips
Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of ConocoPhillips, a Delaware corporation (“ConocoPhillips”), we transmit herewith by electronic transmission for filing under the Securities Act of 1933, as amended, ConocoPhillips’ Registration Statement on Form S-4 (the “Registration Statement”), relating to up to 279,052,488 shares of common stock, par value $0.01 per share of ConocoPhillips, proposed to be issued pursuant to the Agreement and Plan of Merger, dated as of December 12, 2005 by and among ConocoPhillips, Cello Acquisition Corp., a Delaware corporation and wholly owned subsidiary of ConocoPhillips, and Burlington Resources Inc., a Delaware corporation (the “Merger Agreement”).

This Registration Statement contains a draft of the proxy statement/prospectus that will be delivered to Burlington Resources Inc. stockholders to approve the merger and other

WACHTELL, LIPTON, ROSEN & KATZ

Securities and Exchange Commission

January 11, 2006

transactions contemplated by the Merger Agreement, as well as in connection with the issuance of shares of ConocoPhillips common stock if the merger is approved.

Sufficient funds have been deposited with the Securities and Exchange Commission to cover the filing fee of $1,665,651, calculated pursuant to Securities Act Rule 457 in the manner set forth in detail on the cover page of the Registration Statement.

If you have any questions or require any additional information in connection with the filing, please do not hesitate to contact the undersigned or Andrew R. Brownstein at (212) 403-1233.

Very truly yours,

/s/ Benjamin M. Roth

Benjamin M. Roth

Enclosure

cc:	ConocoPhillips

Burlington Resources Inc.

Fried, Frank, Harris, Shriver & Jacobson LLP (Warren S. de Wied, David L. Shaw)